Equity (Statutory Income - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MetLife Assurance Limited [Member]
Statutory Accounting Practices [Line Items]
Statutory Capital and Surplus Required		$ 165
Statutory Capital and Surplus		573
Parent Company [Member]
Statutory Accounting Practices [Line Items]
Statutory Capital and Surplus	4,800	5,300
Statutory net income (loss)	790	848	46
MetLife Investors USA Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory Capital and Surplus	1,900	1,700
Statutory net income (loss)	$ 209	$ 84	$ 178
MetLife Insurance Company of Connecticut and MetLife Investors USA Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Total adjusted capital of MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary	in excess of 400%	in excess of 400% Company Action RBC